October 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	ING Funds Trust
SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 59 (“Amendment”) to the Registration Statement of ING Funds Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on December 17, 2012. The Registrant is filing the Amendment for the purpose of registering a new share class of the Registrant, Class R6 shares, for ING Floating Rate Fund, ING GNMA Income Fund and ING Intermediate Bond Fund.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP